STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Amount of liability extinguished on account of shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ (5,601)	$ 192	$ 41,713	$ 819	$ (48,325)
Balance (in shares) at Dec. 31, 2011		2,831,827
Exercise of options and warrants		5	(5)
Exercise of options and warrants (in shares)		80,499
Shares, options and warrants issued in connection with extinguishments of liabilities (see Note 11e)	1,495	377	1,810	(692)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Note 11e) (in shares)		5,739,377
Shares issued under employee share-based plans
Shares issued under employee share-based plans (in shares)
Net income for the year	4,817				4,817
Balance at Dec. 31, 2012	711	574	43,518	127	(43,508)
Balance (in shares) at Dec. 31, 2012		8,651,703
Exercise of options and warrants	140	11	129
Exercise of options and warrants (in shares)		155,141
Shares, options and warrants issued in connection with extinguishments of liabilities (see Note 11e)		72	55	(127)
Shares, options and warrants issued in connection with extinguishments of liabilities (see Note 11e) (in shares)		1,027,300
Issuance of share capital, net of issuance costs	12,043	247	11,796
Issuance of share capital, net of issuance costs (in shares)	3,450,000	3,450,000
Stock based compensation cost	32		32
Net income for the year	6,466				6,466
Balance at Dec. 31, 2013	19,392	904	55,530		(37,042)
Balance (in shares) at Dec. 31, 2013		13,284,144
Exercise of options and warrants	82	7	75
Exercise of options and warrants (in shares)		100,441
Issuance of share capital, net of issuance costs	2,458	26	2,432
Issuance of share capital, net of issuance costs (in shares)	358,000	358,000
Stock based compensation cost	173		173
Net income for the year	6,201				6,201
Balance at Dec. 31, 2014	$ 28,306	$ 937	$ 58,210		$ (30,841)
Balance (in shares) at Dec. 31, 2014		13,742,585